EQUITY - Earnings Per Share Information (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [abstract]
Limited partners	$ 136	$ 660	$ 1,064
Income reallocation related to mandatorily convertible preferred shares	22	101	166
Net income attributable to limited partners - basic	158	761	1,230
Dilutive effect of conversion of preferred shares and options	0	61	104
Net income attributable to limited partners - diluted	$ 158	$ 822	$ 1,334
Weighted average number of LP Units outstanding	256.0	261.5	260.1
Mandatorily convertible preferred shares	70.0	70.0	70.0
Weighted average number of LP Units outstanding - basic	326.0	331.5	330.1
Dilutive effect of conversion of preferred shares and options	1.2	34.8	40.4
Weighted average number of LP Units outstanding - diluted	327.2	366.3	370.5